Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,297,000
Previously Paid Amount	0.00
Total Fee Amount	15,922.52
Total Offset Amount	0.00
Net Fee	15,922.52
Narrative - Max Aggregate Offering Price	$ 115,297,000
Final Prospectus	true